FINANCIAL INSTRUMENTS - Interest Rate Hedging (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 8,549	$ 10,905
Financial liabilities	$ (60,623)	$ (77,610)
Interest rate caps of US$ SOFR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.00%
Interest rate caps of US$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		6.00%
Interest rate swaps of US$ SOFR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		3.30%
Interest rate swaps of US$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		5.20%
Interest rate caps of £ SONIA debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.00%
Interest rate caps of £ SONIA debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		7.00%
Interest rate swaps of £ SONIA debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.70%	2.70%
Interest rate swaps of £ SONIA debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.80%	4.30%
Interest rate caps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Rates	4.00%
Interest rate caps of € EURIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		0.30%
Interest rate caps of € EURIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		5.00%
Interest rate caps of € ESTR debt
Disclosure of detailed information about financial instruments [line items]
Rates		1.90%
Interest rate swaps of € EURIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		0.50%
Interest rate swaps of € EURIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		4.00%
Interest rate swaps of AUD BBSW/BBSY debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.00%	3.90%
Interest rate swaps of AUD BBSW/BBSY debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.50%	4.50%
Other interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Rates	4.50%
Other interest rate derivatives | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		4.50%
Other interest rate derivatives | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		9.80%
Cash flow hedges | Interest rate caps of US$ SOFR debt
Disclosure of detailed information about financial instruments [line items]
Notional	4,859	8,530
Financial assets	$ 19	$ 70
Cash flow hedges | Interest rate caps of US$ SOFR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%
Cash flow hedges | Interest rate caps of US$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.00%
Cash flow hedges | Interest rate swaps of US$ SOFR debt
Disclosure of detailed information about financial instruments [line items]
Notional	4,016	7,729
Financial assets	$ 13	$ 41
Cash flow hedges | Interest rate swaps of US$ SOFR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.70%
Cash flow hedges | Interest rate swaps of US$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.20%
Cash flow hedges | Interest rate caps of £ SONIA debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,438	1,750
Financial assets	$ 8	$ 40
Cash flow hedges | Interest rate caps of £ SONIA debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%
Cash flow hedges | Interest rate caps of £ SONIA debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.00%
Cash flow hedges | Interest rate swaps of £ SONIA debt
Disclosure of detailed information about financial instruments [line items]
Notional	832	915
Financial assets		$ 11
Financial liabilities	$ (1)
Cash flow hedges | Interest rate caps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	97	3,190
Financial assets	$ 0	$ 51
Cash flow hedges | Interest rate caps of € ESTR debt
Disclosure of detailed information about financial instruments [line items]
Notional		390
Financial assets		$ 4
Cash flow hedges | Interest rate swaps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional		1,267
Financial assets		$ 6
Cash flow hedges | Interest rate swaps of AUD BBSW/BBSY debt
Disclosure of detailed information about financial instruments [line items]
Notional	718	724
Financial liabilities	$ (1)	$ (3)
Cash flow hedges | Other interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional	274	312
Financial assets	$ 0	$ 0